RELATED PARTY TRANSACTIONS - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Contribution of shares by Kinetik		€ 12,500
Proceeds from borrowings, classified as financing activities	€ 0	12,396	€ 0
Share premium
Disclosure of transactions between related parties [line items]
Contribution of Roborace Ltd by Kinetik		57
Kinetik
Disclosure of transactions between related parties [line items]
Proceeds from borrowings, classified as financing activities		€ 11,402